Share-Based Compensation (Details) - Schedule of assumptions adopted to estimate the fair value of share options granted - Amended 2015 Plan [Member] - $ / shares	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Share-Based Compensation (Details) - Schedule of assumptions adopted to estimate the fair value of share options granted [Line Items]
Expected volatility	33.27%
Minimum [Member]
Share-Based Compensation (Details) - Schedule of assumptions adopted to estimate the fair value of share options granted [Line Items]
Risk-free interest rate	0.65%	0.65%
Expected volatility		51.80%
Suboptimal exercise factor	2.2	2.2
Fair value per ordinary share (in Dollars per share)	$ 0.05	$ 0.05
Maximum [Member]
Share-Based Compensation (Details) - Schedule of assumptions adopted to estimate the fair value of share options granted [Line Items]
Risk-free interest rate	1.92%	1.92%
Expected volatility		52.70%
Suboptimal exercise factor	2.8	2.8
Fair value per ordinary share (in Dollars per share)	$ 0.12	$ 0.12